UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy P. Mullaney
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Timothy P. Mullaney     Los Angeles, CA     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $33,505 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIGITALGLOBE INC               COM NEW          25389M877      305          SH       SOLE                    15904        0        0
FERRO CORP                     NOTE 6.500% 8/1  315405AL4     3683  6955000 PRN      SOLE                        0        0        0
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750%12/1  390064AK9    16355 26677000 PRN      SOLE                        0        0        0
GREAT ATLANTIC & PAC TEA INC   NOTE 5.125% 6/1  390064AJ2     2910  3975000 PRN      SOLE                        0        0        0
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     5673  7750000 PRN      SOLE                        0        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     4579  5685000 PRN      SOLE                        0        0        0